Convertible debentures (Schedule of detailed information about convertible debenture) (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Convertible Debentures [Line Items]
Convertible debentures	$ 3,081,518	$ 2,599,074
Derivative liabilities	533,562	765,425
Equity component of convertible debentures	23,952	50,147
USD denominated debentures with equity components and CDN denominated debentures with embedded derivatives [Member]
Convertible Debentures [Line Items]
Convertible debentures	2,881,719	2,511,514
Derivative liabilities	197,270	204,366
Equity component of convertible debentures	23,952	50,147
USD denominated debentures with embedded derivatives [Member]
Convertible Debentures [Line Items]
Convertible debentures	199,799	87,560
Derivative liabilities	336,292	561,059
Equity component of convertible debentures	$ 0	$ 0